UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Harbert Management Corporation*

Address:  2100 Third Avenue North, Suite 600
          Birmingham, Alabama 35203


13F File Number: 028-12611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

* NOTE: THE VALUES REPORTED HEREIN REFLECT THE MARKET VALUES OF CERTAIN SECURITIES HELD AT LEHMAN BROTHERS INTERNATIONAL (EUROPE) ("LBIE") AS OF JUNE 30, 2009. THE REPORTING PERSON BELIEVES THAT ALL OR A PORTION OF SUCH SECURITIES WILL HAVE GREATER VALUES FOR PURPOSES OF OFFSETTING AMOUNTS OWED BY THE REPORTING PERSON TO LBIE AND IS NOT WAIVING ANY RIGHTS TO CLAIM HIGHER VALUES IN CONNECTION WITH THE ADMINISTRATION OF LBIE OR ANY SIMILAR PROCEEDING AFFECTING LEHMAN BROTHERS HOLDINGS, INC. OR ITS AFFILIATES OR SUBSIDIARIES.


Person Signing this Report on Behalf of Reporting Manager:

Name:   John W. McCullough
Title:  Senior Vice President and General Counsel
Phone:  205-987-5576


Signature, Place, and Date of Signing

/s/ John W. McCullough           Birmingham, Alabama         August 14, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number            Name

-----------------------     --------------------------

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 101

Form 13F Information Table Value Total:  $376,441
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number      Name

----    -------------------       ------------------------------


                                                    FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN  2        COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8

                                                             VALUE     SHRS OR  SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP      (X$1000)  PRN AMT  PRN CALL   DISCRETION  MANAGERS   SOLE   SHARED  NONE
ALEXANDER & BALDWIN INC         COM              014482103   3,750     160,000  SH        SOLE        NONE       160,000  0      0
ALEXION PHARMACEUTICALS INC     COM              015351109   6,208     151,000  SH CALL   SOLE        NONE       151,000  0      0
ALPHA NATURAL RESOURCES INC     COM              02076X102     788      30,000  SH        SOLE        NONE        30,000  0      0
AMERICAN EAGLE OUTFITTERS NE    COM              02553E106   1,134      80,000  SH        SOLE        NONE        80,000  0      0
AMERICAN SUPERCONDUCTOR CORP    COM              030111108     656      25,000  SH        SOLE        NONE        25,000  0      0
AMERICAN SUPERCONDUCTOR CORP    COM              030111108  10,500     400,000  SH CALL   SOLE        NONE       400,000  0      0
ASCENT MEDIA CORP               COM SER A        043632108   1,994      75,000  SH        SOLE        NONE        75,000  0      0
ASPEN INSURANCE HOLDINGS LTD    SHS              G05384105   3,798     170,000  SH        SOLE        NONE       170,000  0      0
AUDIOVOX CORP                   CL A             050757103     440      75,000  SH        SOLE        NONE        75,000  0      0
AUTOMATIC DATA PROCESSING IN    COM              053015103   1,418      40,000  SH        SOLE        NONE        40,000  0      0
BANKS COM INC                   COM              066470105      12      97,500  SH        SOLE        NONE        97,500  0      0
BRINKS HOME SEC HLDGS INC       COM              109699108   7,177     253,500  SH        SOLE        NONE       253,500  0      0
BRINKS HOME SEC HLDGS INC       COM              109699108     708      25,000  SH CALL   SOLE        NONE        25,000  0      0
BROADRIDGE FINL SOLUTIONS IN    COM              11133T103   3,233     195,000  SH        SOLE        NONE       195,000  0      0
BRISTOW GROUP INC               PFD CNV 5.50%    110394400  14,162     347,100  SH        SOLE        NONE       347,100  0      0
CABLEVISION SYS CORP            CL A NY CABLVS   12686C109   2,426     125,000  SH        SOLE        NONE       125,000  0      0
CABOT OIL & GAS CORP            COM              127097103     301       9,838  SH        SOLE        NONE         9,838  0      0
CBS CORP NEW                    CL B             124857202     242      35,000  SH        SOLE        NONE        35,000  0      0
CELANESE CORP DEL               PFD 4.25% CONV   150870202   9,886     312,744  SH        SOLE        NONE       312,744  0      0
CERNER CORP                     COM              156782104   1,557      25,000  SH PUT    SOLE        NONE        25,000  0      0
CF INDS HLDGS INC               COM              125269100   9,268     125,000  SH        SOLE        NONE       125,000  0      0
CF INDS HLDGS INC               COM              125269100   5,190      70,000  SH PUT    SOLE        NONE        70,000  0      0
CF INDS HLDGS INC               COM              125269100   1,854      25,000  SH CALL   SOLE        NONE        25,000  0      0
CISCO SYS INC                   COM              17275R102   2,237     120,000  SH        SOLE        NONE       120,000  0      0
CLEARWATER PAPER CORP           COM              18538R103     311      12,286  SH        SOLE        NONE        12,286  0      0
COMCAST CORP NEW                CL A SPL         20030N200     719      51,000  SH        SOLE        NONE        51,000  0      0
CONTANGO OIL & GAS COMPANY      COM NEW          21075N204   2,324      54,700  SH        SOLE        NONE        54,700  0      0
COUGAR BIOTECHNOLOGY INC        COM              222083107   4,296     100,000  SH        SOLE        NONE       100,000  0      0
CRESUD S A C I F Y A            SPONSORED ADR    226406106     236      25,000  SH        SOLE        NONE        25,000  0      0
DATA DOMAIN INC                 COM              23767P109   3,335     100,000  SH        SOLE        NONE       100,000  0      0
DR PEPPER SNAPPLE GROUP INC     COM              26138E109   1,271      60,000  SH        SOLE        NONE        60,000  0      0
EARTHLINK INC                   COM              270321102     926     125,000  SH        SOLE        NONE       125,000  0      0
ECHOSTAR CORP                   CL A             278768106     606      38,000  SH        SOLE        NONE        38,000  0      0
EMULEX CORP                     COM NEW          292475209   3,327     340,150  SH        SOLE        NONE       340,150  0      0
EMULEX CORP                     COM NEW          292475209     978     100,000  SH CALL   SOLE        NONE       100,000  0      0
EXXON MOBIL CORP                COM              30231G102     503       7,200  SH        SOLE        NONE         7,200  0      0
FACET BIOTECH CORP              SHS              30303Q103   1,903     204,794  SH        SOLE        NONE       204,794  0      0
FAIR ISAAC CORP                 COM              303250104   1,778     115,000  SH        SOLE        NONE       115,000  0      0
FREEPORT-MCMORAN COPPER & GO    PFD CONV         35671D782   4,758      59,900  SH        SOLE        NONE        59,900  0      0
FORD MTR CO CAP TR II           PFD TR CV6.5%    345395206   3,670     166,610  SH        SOLE        NONE       166,610  0      0
GAFISA S A                      SPONS ADR        362607301     417      50,000  SH        SOLE        NONE        50,000  0      0
GENTEK INC                      COM NEW          37245X203   1,620      72,562  SH        SOLE        NONE        72,562  0      0
GLOBAL INDS LTD                 DBCV 2.750% 8/0  379336AE0   3,019   7,000,000 PRN        SOLE        NONE     7,000,000  0      0
GLOBAL INDS LTD                 COM              379336100   1,783     315,000  SH        SOLE        NONE       315,000  0      0
GOLD FIELDS LTD NEW             SPONSORED ADR    38059T106   2,236     185,000  SH        SOLE        NONE       185,000  0      0
GREAT PLAINS ENERGY INC         UNIT 06/15/2042  391164803   4,284      74,500  SH        SOLE        NONE        74,500  0      0
HILLTOP HOLDINGS INC            COM              432748101   2,678     225,600  SH        SOLE        NONE       225,600  0      0
HUBBELL INC                     CL B             443510201   2,639      82,300  SH        SOLE        NONE        82,300  0      0
ISHARES TR                      FTSE XNHUA IDX   464287184  11,511     300,000  SH PUT    SOLE        NONE       300,000  0      0
JOHN BEAN TECHNOLOGIES CORP     COM              477839104     292      23,300  SH        SOLE        NONE        23,300  0      0
JOHNSON CTLS INC                UNIT 99/99/9999  478366602  13,241     122,000  SH        SOLE        NONE       122,000  0      0
LIBERTY MEDIA CORP NEW          CAP COM SER A    53071M302   3,892     287,000  SH        SOLE        NONE       287,000  0      0
LIBERTY MEDIA CORP NEW          INT COM SER A    53071M104     601     120,000  SH        SOLE        NONE       120,000  0      0
LIMCO PIEDMONT INC              COM              53261T109     169      55,700  SH        SOLE        NONE        55,700  0      0
LOEWS CORP                      COM              540424108     822      30,000  SH        SOLE        NONE        30,000  0      0
LOUISIANA PAC CORP              COM              546347105     450     131,500  SH        SOLE        NONE       131,500  0      0
MERCURY COMPUTER SYS            COM              589378108   1,166     126,000  SH        SOLE        NONE       126,000  0      0
MGM MIRAGE                      COM              552953101   1,278     200,000  SH        SOLE        NONE       200,000  0      0
MICROSOFT CORP                  COM              594918104   2,793     117,500  SH        SOLE        NONE       117,500  0      0
MCMORAN EXPLORATION CO          PFD MAND CNV     582411500   2,475      46,700  SH        SOLE        NONE        46,700  0      0
MOLSON COORS BREWING CO         CL B             60871R209   1,816      42,900  SH        SOLE        NONE        42,900  0      0
MUELLER WTR PRODS INC           COM SER A        624758108     183      49,000  SH        SOLE        NONE        49,000  0      0
MYLAN INC                       PFD CONV         628530206   8,306       9,642  SH        SOLE        NONE         9,642  0      0
MYR GROUP INC DEL               COM              55405W104   1,820      90,000  SH        SOLE        NONE        90,000  0      0
NABORS INDUSTRIES LTD           SHS              G6359F103   3,194     205,000  SH        SOLE        NONE       205,000  0      0
NETAPP INC                      COM              64110D104     690      35,000  SH        SOLE        NONE        35,000  0      0
NETAPP INC                      COM              64110D104     493      25,000  SH CALL   SOLE        NONE        25,000  0      0
NEWS CORP                       CL A             65248E104   1,578     173,200  SH        SOLE        NONE       173,200  0      0
NRG ENERGY INC                  COM NEW          629377508   1,947      75,000  SH        SOLE        NONE        75,000  0      0
OMNICARE CAP TR II              PFD B TR 4.00%   68214Q200   4,848     135,545  SH        SOLE        NONE       135,545  0      0
OSI PHARMACEUTICALS INC         COM              671040103     565      20,000  SH        SOLE        NONE        20,000  0      0
OSI PHARMACEUTICALS INC         COM              671040103     706      25,000  SH CALL   SOLE        NONE        25,000  0      0
PICO HLDGS INC                  COM NEW          693366205   2,727      95,000  SH        SOLE        NONE        95,000  0      0
PLATINUM UNDERWRITER HLDGS L    COM              G7127P100   1,572      55,000  SH        SOLE        NONE        55,000  0      0
POTLATCH CORP NEW               COM              737630103   1,044      43,000  SH        SOLE        NONE        43,000  0      0
PULTE HOMES INC                 COM              745867101     430      48,750  SH        SOLE        NONE        48,750  0      0
QLOGIC CORP                     COM              747277101     634      50,000  SH CALL   SOLE        NONE        50,000  0      0
QUANTA SVCS INC                 COM              74762E102   1,735      75,000  SH        SOLE        NONE        75,000  0      0
QUANTA SVCS INC                 COM              74762E102   2,544     110,000  SH CALL   SOLE        NONE       110,000  0      0
RADIOSHACK CORP                 COM              750438103   1,256      90,000  SH        SOLE        NONE        90,000  0      0
RIVIERA HLDGS CORP              COM              769627100      37      73,000  SH        SOLE        NONE        73,000  0      0
DONNELLEY R R & SONS CO         COM              257867101     232      20,000  SH        SOLE        NONE        20,000  0      0
SAFETY INS GROUP INC            COM              78648T100   4,347     142,250  SH        SOLE        NONE       142,250  0      0
SCHERING PLOUGH CORP            COM              806605101   5,024     200,000  SH        SOLE        NONE       200,000  0      0
SEQUENOM INC                    COM NEW          817337405     391     100,000  SH        SOLE        NONE       100,000  0      0
SPDR TR                         UNIT SER 1       78462F103  89,651     975,000  SH PUT    SOLE        NONE       975,000  0      0
SPDR TR                         UNIT SER 1       78462F103   9,195     100,000  SH CALL   SOLE        NONE       100,000  0      0
ST MARY LD & EXPL CO            NOTE 3.500% 4/0  792228AD0   1,554   1,850,000  PRN       SOLE        NONE     1,850,000  0      0
SUN MICROSYSTEMS INC            COM NEW          866810203   3,227     350,000  SH        SOLE        NONE       350,000  0      0
SUN MICROSYSTEMS INC            COM NEW          866810203  11,565   1,254,300  SH  ALL   SOLE        NONE     1,254,300  0      0
TERADATA CORP DEL               COM              88076W103   1,523      65,000  SH        SOLE        NONE        65,000  0      0
TESSERA TECHNOLOGIES INC        COM              88164L100   1,265      50,000  SH CALL   SOLE        NONE        50,000  0      0
WALTER ENERGY INC               COM              93317Q105     362      10,000  SH        SOLE        NONE        10,000  0      0
WALTER INVT MGMT CORP           COM              93317W102     797      60,000  SH        SOLE        NONE        60,000  0      0
WELLCARE HEALTH PLANS INC       COM              94946T106   1,664      90,000  SH        SOLE        NONE        90,000  0      0
WELLCARE HEALTH PLANS INC       COM              94946T106   2,912     157,500  SH CALL   SOLE        NONE       157,500  0      0
WESTERN DIGITAL CORP            COM              958102105   1,458      55,000  SH        SOLE        NONE        55,000  0      0
WYETH                           COM              983024100  11,348     250,000  SH        SOLE        NONE       250,000  0      0
WYETH                           COM              983024100   9,078     200,000  SH PUT    SOLE        NONE       200,000  0      0
YAHOO INC                       COM              984332106   1,566     100,000  SH        SOLE        NONE       100,000  0      0
YAHOO INC                       COM              984332106   3,915     250,000  SH CALL   SOLE        NONE       250,000  0      0



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